Note 4 - Inventories	12 Months Ended
Jun. 30, 2018
Notes To Financial Statements [Abstract]
Inventories

Inventories consist of the following:

	June 30, 2018	June 30, 2017
Raw materials	$807,000	$445,000
Work in process	333,000	251,000
Finished goods	372,000	870,000
Total Inventories	$1,512,000	$1,566,000

Inventories consist primarily of our energy storage systems and the related subcomponents, and are stated at the lower of cost or net realizable value. Inventory held at consignment locations is included in our finished goods inventory and totaled $14,000 and $32,000 as of June 30, 2018 and June 30, 2017, respectively.